Stockholders' Equity (Details Narrative)																																		1 Months Ended	3 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2016 $ / shares shares	Aug. 31, 2016 $ / shares shares	Jul. 31, 2016 $ / shares shares	Jun. 30, 2016 $ / shares shares	Jun. 13, 2016 shares	May 31, 2016 $ / shares shares	Apr. 30, 2016 $ / shares shares	Mar. 31, 2016 $ / shares shares	Mar. 28, 2016 $ / shares shares	Feb. 28, 2016 $ / shares shares	Jan. 31, 2016 $ / shares shares	Jan. 20, 2016 $ / shares shares	Dec. 31, 2015 $ / shares shares	Nov. 30, 2015 $ / shares shares	Oct. 31, 2015 $ / shares shares	Sep. 30, 2015 $ / shares shares	Sep. 16, 2015 $ / shares shares	Sep. 11, 2015 $ / shares shares	Sep. 01, 2015 $ / shares shares	Aug. 31, 2015 $ / shares shares	Jul. 31, 2015 $ / shares shares	Jul. 16, 2015 USD ($) $ / shares shares	Jun. 30, 2015 $ / shares shares	May 31, 2015 $ / shares shares	Apr. 30, 2015 $ / shares shares	Apr. 09, 2015 $ / shares shares	Mar. 31, 2015 $ / shares shares	Mar. 04, 2015 shares	Feb. 28, 2015 $ / shares shares	Feb. 19, 2015 USD ($) shares	Feb. 17, 2015 USD ($) $ / shares shares	Jan. 31, 2015 $ / shares shares	Jan. 02, 2015 $ / shares shares	Feb. 26, 2016 USD ($) $ / shares shares	Sep. 30, 2015 $ / shares	Jun. 30, 2015 $ / shares	Mar. 31, 2015 $ / shares	Sep. 30, 2016 Employee $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares
Preferred stock, authorized	40,000,000												40,000,000																									40,000,000	40,000,000	40,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001												$ 0.0001																									$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares outstanding	0												0																									0	0	0
Common stock, outstanding	119,575,964												72,472,412																									119,575,964	72,472,412	58,033,560
Common stock, authorized	300,000,000												300,000,000																									300,000,000	300,000,000	300,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001												$ 0.0001																									$ 0.0001	$ 0.0001	$ 0.0001
Number of common stock issued																																						37,475,620	11,013,170
Offering cost | $																																							$ 34,827	$ 62,144
Number of shares retired																												17
Cash received from shares issued | $																																								$ 3,072,170
Stock issued during period, shares, granted																																							678,157	1,209,172
Equity Incentive Program [Member]
Share-based compensation arrangement by share-based payment award, terms of award																																			Each dollar of compensation foregone, each employee was eligible to receive either six stock options or five shares of restricted common stock.	Each dollar of compensation foregone, each employee was eligible to receive either five stock options or four shares of restricted common stock.	Each dollar of compensation foregone, each employee was eligible to receive either four stock options or three and one-third shares of restricted common stock.
Number of employees | Employee																																						9
Description of award																																						Eployees could elect to receive eight and a third shares of common stock per each dollar participated in the Equity Incentive Program. Nine employees participated in the Equity Incentive Plan.
Equity Incentive Program [Member] | Restricted Stock [Member]
Exercise price | $ / shares													0.10			$ 0.19							$ 0.24				$ 0.30								$ 0.19	$ 0.24	$ 0.30		$ 0.10
Stock issued during period, value | $																																							$ 144,971
Stock issued during period, shares																																							668,604
Equity Incentive Program [Member] | Employee Stock Option [Member]
Exercise price | $ / shares													$ 0.10			$ 0.20							$ 0.25				$ 0.30								0.20	0.25	0.30		$ 0.10
Stock issued during period, shares, granted																																							277,491
Stock issued during period, value, granted | $																																							$ 45,643
Two Consultants [Member] | Equity Incentive Program [Member]
Number of common stock issued																																	120,000
Share price (in dollars per share) | $ / shares																																	$ 0.30
Outside Consultants [Member] | Engagement Agreement [Member]
Number of common stock issued																		80,000
Share price (in dollars per share) | $ / shares																		$ 0.10
Warrant [Member]
Common stock, par value (in dollars per share) | $ / shares																																								$ 0.0001
Number of common stock issued																																							999,667
Number of warrant exercised													1,000,000																										1,000,000	6,268,628
Rights Offering [Member]
Common stock, par value (in dollars per share) | $ / shares												$ 0.0001																						$ 0.0001
Number of shares purchased												50,200,947																						37,475,620
Description of offering												Each shareholder received one subscription right for every one share of common stock owned at 5:00 p.m. EST on October 30, 2015, the record date.
Subscription price (in dollars per share) | $ / shares												$ 0.08
Each subscription right entitled a shareholder to purchase share price | $ / shares												0.7
Unsubscribed shares subscription price (in dollars per share) | $ / shares												$ 0.08
Gross proceeds from subscription | $																																		$ 2,998,050
Eighteen Accredited Investors [Member] | Private Placement [Member]
Number of common stock issued																															11,013,170
Share price (in dollars per share) | $ / shares																															$ 0.325
Offering cost | $																															$ 34,827
Proceeds from private placement | $																															$ 3,544,448
One Accredited Investor [Member]
Number of common stock issued																										999,667
Share price (in dollars per share) | $ / shares																										$ 0.0001
One Accredited Investor [Member] | Warrant [Member]
Number of warrant exercised																										1,000,000
Six Directors [Member]
Number of common stock issued																						8,334
Share price (in dollars per share) | $ / shares																						$ 0.36
Accrued expenses | $																						$ 3,000
Six Directors [Member] | 2015 Director Compensation Plan [Member]
Number of common stock issued																							87,662
Share price (in dollars per share) | $ / shares																							$ 0.18													0.18
Six Directors [Member] | Sahag Consulting, LLC [Member]
Number of common stock issued																														8,000
Accrued expenses | $																														$ 2,600
Six Employees [Member] | Equity Incentive Program [Member]
Number of common stock issued																							40,090	40,174	40,082							44,526
Share price (in dollars per share) | $ / shares																							$ 0.25	$ 0.25	$ 0.25							$ 0.30				0.25
Five Employees [Member] | Equity Incentive Program [Member]
Number of common stock issued								97,292		97,292	97,292		72,315	65,110	66,224												54,282		56,166
Share price (in dollars per share) | $ / shares								$ 0.08		$ 0.08	$ 0.08		$ 0.10	$ 0.10	$ 0.10												$ 0.30		$ 0.30								0.30		$ 0.10
Two Former Employees [Member]
Number of common stock issued																													24,404
Share price (in dollars per share) | $ / shares																													$ 0.28
Chief Executive Officer [Member] | Consulting Agreement [Member]
Number of common stock issued													343,750			91,667			385,714	62,500	50,000		39,473	31,250	32,609		30,000		26,786
Share price (in dollars per share) | $ / shares													$ 0.08			$ 0.10			$ 0.14	$ 0.12	$ 0.15		$ 0.19	$ 0.25	$ 0.23		$ 0.25		$ 0.28						0.10	$ 0.19	0.25		0.08
Five Directors [Member] | 2015 Director Compensation Plan [Member]
Number of common stock issued																											55,000
Share price (in dollars per share) | $ / shares																											$ 0.25										$ 0.25
Three Employees [Member] | Equity Incentive Program [Member]
Number of common stock issued																					19,870
Share price (in dollars per share) | $ / shares																					$ 0.20
Four Employees [Member] | Equity Incentive Program [Member]
Number of common stock issued																24,824				24,941
Share price (in dollars per share) | $ / shares																$ 0.20				$ 0.20															0.20
Four Employees [Member] | Performance Incentive Programs [Member]
Number of common stock issued									419,348
Share price (in dollars per share) | $ / shares									$ 0.11
Mr. Ian Rhodes [Member] | Consulting Agreement [Member]
Number of common stock issued																	30,000					30,000
Share price (in dollars per share) | $ / shares																	$ 0.15					$ 0.15
Seven Directors [Member] | 2015 Director Compensation Plan [Member]
Number of common stock issued													209,375			160,904
Share price (in dollars per share) | $ / shares													$ 0.08			$ 0.10																			$ 0.10				$ 0.08
Seven Directors [Member] | FY2016 Director Compensation Plan [Member]
Number of common stock issued	628,125			769,583	6,281,250			837,498
Share price (in dollars per share) | $ / shares	$ 0.12			$ 0.10				$ 0.09																														$ 0.12
Seven Employees [Member] | Equity Incentive Program [Member]
Number of common stock issued							64,875
Share price (in dollars per share) | $ / shares							$ 0.10
Eight Employees [Member] | Equity Incentive Program [Member]
Number of common stock issued				86,150		86,234
Share price (in dollars per share) | $ / shares				$ 0.10		$ 0.10
Nine Employees [Member] | Equity Incentive Program [Member]
Number of common stock issued	54,359	54,317	54,317
Share price (in dollars per share) | $ / shares	$ 0.12	$ 0.12	$ 0.12																																			$ 0.12
Series AA Preferred Stock [Member]
Preferred stock, authorized	3,000,000												3,000,000																									3,000,000	3,000,000